Interim Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Operating expenses:
Research and development, net	$ (1,876)	$ (2,390)	$ (4,217)	$ (4,460)
Marketing and sales	(233)	(499)	(666)	(1,097)
General and administrative	(634)	(865)	(1,294)	(1,773)
Operating loss	(2,743)	(3,754)	(6,177)	(7,330)
Equity in net gain (loss) of an affiliated company	(598)	106	(1,344)	16
Financing income (expenses), net	10	(175)	141	176
Net loss	$ (3,331)	$ (3,823)	$ (7,380)	$ (7,138)
Basic and diluted net loss per share from continuing operations	$ (0.02)	$ (0.03)	$ (0.04)	$ (0.05)
Weighted average number of shares outstanding used in computing basic and diluted net (loss) profit per share	199,973,047	153,480,701	177,349,786	144,363,756